Fair Value - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Investment		Dec. 31, 2014 Investment
Fair Value Measurements [Line Items]
Number of securities transferred out of Level 2 into Level 1	0
Quoted prices percentage of fair value assets	100.00%	[1],[2]	100.00%	[1],[2]
Portfolio	$ 18,054.7	[1],[2]	$ 19,018.0	[1],[2]
Fair Value, Inputs, Level 1
Fair Value Measurements [Line Items]
Portfolio	7,436.4		7,314.3
Fair Value, Inputs, Level 1 | Vendor Quoted Pricing
Fair Value Measurements [Line Items]
Quoted prices percentage of fair value assets	56.00%		50.00%
Fair Value, Inputs, Level 2
Fair Value Measurements [Line Items]
Portfolio	10,549.6		11,622.4
Fair Value, Inputs, Level 2 | Vendor Quoted Pricing
Fair Value Measurements [Line Items]
Quoted prices percentage of fair value assets	98.00%		97.00%
Fair Value, Inputs, Level 2 | Dealer Quoted Pricing
Fair Value Measurements [Line Items]
Quoted prices percentage of fair value assets	2.00%		3.00%
Fair Value, Inputs, Level 3
Fair Value Measurements [Line Items]
Portfolio	68.7		81.3
Nonredeemable preferred stocks | Equity securities
Fair Value Measurements [Line Items]
Number of securities transferred out of Level 2 into Level 1			2
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount			41.7
Nonredeemable preferred stocks | Fair Value, Inputs, Level 3 | Equity securities | Internal Pricing
Fair Value Measurements [Line Items]
Number of securities	1		1
Portfolio	$ 39.0		$ 69.3

[1]	The total fair value of the portfolio included $1.9 billion and $1.8 billion at December 31, 2014 and 2013, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	Our portfolio reflects the effect of unsettled security transactions and collateral on open derivative positions; at December 31, 2014, $31.3 million was included in "other liabilities," compared to $61.3 million at December 31, 2013.